Capital Stock (Stock Options Activity After Dec 8, 2016) (Details) - Stock Options - USD ($)		4 Months Ended		8 Months Ended	12 Months Ended
	Dec. 08, 2016	Mar. 31, 2017		Dec. 07, 2016	Mar. 31, 2018	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised (in shares)				(2,145,852)		(640,008)
Forfeited or expired (in shares)				(552,067)		(19,138)
Outstanding, end of period (in shares)	0			19,393,516		16,093,896
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Granted, Weighted Average Exercise Price (in usd per share)				$ 22.73		$ 31.50
Exercised, Weighted Average Exercise Price (in usd per share)				9.78		13.01
Forfeited or expired, Weighted Average Exercise Price (in usd per share)				32.39		26.54
Outstanding, Weighted Average Exercise Price (in usd per share)				$ 24.80		$ 23.83
Class A Voting Common Shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, end of period (in shares)		9,089,915	[1]		8,636,437
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Weighted Average Exercise Price (in usd per share)		$ 26.67	[1]		$ 26.93
Class B Non-Voting Common Shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, end of period (in shares)		24,301,704	[1]		23,463,115
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Weighted Average Exercise Price (in usd per share)		$ 19.63	[1]		$ 20.56
Activity After Share Reclassification And Starz Merger | Class A Voting Common Shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Issuance of Class A voting shares and Class B non-voting shares upon reclassification of common stock (in shares)	9,528,634
Issuance for Lions Gate replacement awards (in shares)		0
Granted (in shares)		36,645	[1]		455,395
Exercised (in shares)		(447,140)	[1]		(537,930)
Forfeited or expired (in shares)		(28,224)	[1]		(370,943)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Issuance of Class A and Class B common stock upon reclassification of common stock, weighted average exercise price (in usd per share)	$ 25.53
Issuance for Lions Gate replacement awards (in usd per share)		$ 0.00
Granted, Weighted Average Exercise Price (in usd per share)		26.03	[1]		$ 30.78
Exercised, Weighted Average Exercise Price (in usd per share)		10.25	[1]		19.29
Forfeited or expired, Weighted Average Exercise Price (in usd per share)		$ 33.65	[1]		$ 36.31
Outstanding, Weighted Average Remaining Contractual Term In Years					6 years 3 months 22 days
Outstanding, Aggregate Intrinsic Value					$ 20,567,305
Outstanding, vested or expected to vest in the future (in shares)					8,606,761
Outstanding, vested or expected to vest in the future, Weighted Average Exercise Price (in usd per share)					$ 26.94
Outstanding, vested or expected to vest in the future, Weighted Average Remaining Contractual Term In Years					6 years 3 months 22 days
Outstanding, vested or expected to vest in the future, Aggregate Intrinsic Value					$ 20,449,524
Exercisable (in shares)					5,498,184
Exercisable, Weighted Average Exercise Price (in usd per share)					$ 28.12
Exercisable, Weighted Average Remaining Contractual Term In Years					5 years 26 days
Exercisable, Aggregate Intrinsic Value					$ 12,157,537
Activity After Share Reclassification And Starz Merger | Class B Non-Voting Common Shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Issuance of Class A voting shares and Class B non-voting shares upon reclassification of common stock (in shares)	9,528,634
Issuance for Lions Gate replacement awards (in shares)		15,395,707
Granted (in shares)		1,783,446	[1]		2,405,095
Exercised (in shares)		(2,198,914)	[1]		(2,612,877)
Forfeited or expired (in shares)		(207,169)	[1]		(630,807)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Issuance of Class A and Class B common stock upon reclassification of common stock, weighted average exercise price (in usd per share)	$ 24.68
Issuance for Lions Gate replacement awards (in usd per share)		$ 14.68
Granted, Weighted Average Exercise Price (in usd per share)		25.17	[1]		$ 28.84
Exercised, Weighted Average Exercise Price (in usd per share)		12.43	[1]		17.15
Forfeited or expired, Weighted Average Exercise Price (in usd per share)		$ 25.52	[1]		$ 30.72
Outstanding, Weighted Average Remaining Contractual Term In Years					6 years 2 months 1 day
Outstanding, Aggregate Intrinsic Value					$ 130,946,902
Outstanding, vested or expected to vest in the future (in shares)					23,317,418
Outstanding, vested or expected to vest in the future, Weighted Average Exercise Price (in usd per share)					$ 20.52
Outstanding, vested or expected to vest in the future, Weighted Average Remaining Contractual Term In Years					6 years 1 month 24 days
Outstanding, vested or expected to vest in the future, Aggregate Intrinsic Value					$ 130,846,866
Exercisable (in shares)					16,776,803
Exercisable, Weighted Average Exercise Price (in usd per share)					$ 18.55
Exercisable, Weighted Average Remaining Contractual Term In Years					4 years 8 months 12 days
Exercisable, Aggregate Intrinsic Value					$ 124,449,854

[1]	Amounts for the year ended March 31, 2017 have been reclassified to conform to the current period presentation, and now include the Company’s equity-settled share-appreciation rights ("SARs"), which were previously accounted for as cash-settled SARs.